Income Taxes (Tables)	9 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Related Party Transactions

Name of the related party	Relationship
Aark II Pte Limited	Affiliate entity
Aarx Singapore Pte Ltd	Affiliate entity
Aeries Technology Products And Strategies Private Limited (“ATPSPL”)	Affiliate entity
Aeries Financial Technologies Private Limited	Affiliate entity
Bhanix Finance And Investment Limited	Affiliate entity
Ralak Consulting LLP	Affiliate entity
TSLC Pte Limited	Affiliate entity
Venu Raman Kumar	Chairman of ATI’s Board and controlling shareholder
Vaibhav Rao	Members of immediate families of Venu Raman Kumar
Sudhir Appukuttan Panikassery	Key managerial personnel

Schedule of significant transactions and balances due to and from related parties

	Three Months Ended December 31,		Nine Months Ended December 31,
	2023	2022	2023	2022
Cost sharing arrangements
Aeries Financial Technologies Private Limited (b)	42	40	143	115
Bhanix Finance And Investment Limited (b)	27	2	87	84
Corporate guarantee commission
Bhanix Finance And Investment Limited	-	3	2	9
Corporate guarantee expense
Aeries Technology Products And Strategies Private Limited (j)	-	4	2	11
Interest expense
Aeries Technology Products And Strategies Private Limited (d)	7	-	21	1
Mr. Vaibhav Rao (g)	21	21	63	65
Interest income
Aeries Financial Technologies Private Limited (f), (h)	43	60	123	112
Aeries Technology Products And Strategies Private Limited (e), (h)	24	21	77	64
Legal and professional fees paid
Ralak Consulting LLP (c)	133	78	346	302
Management consultancy service
Aark II Pte Limited (a)	737	346	2,439	949
TSLC Pte Limited (a)	39	-	127	-
Office management and support services expense
Aeries Technology Products And Strategies Private Limited (i)	1	8	76	13

	December 31,	March 31,
	2023	2023
Accounts payable
Aeries Technology Products And Strategies Private Limited (i)	$-	$29
Accounts receivable
Aeries Technology Products And Strategies Private Limited	1	-
Aark II Pte Limited (a)	483	1,084
Aeries Financial Technologies Private Limited (b)	8	9
Bhanix Finance And Investment Limited (b)	51	86
TSLC Pte Limited (a)	159	259
Interest payable (classified under other current liabilities)
Aeries Technology Products And Strategies Private Limited (d)	9	1
Interest receivable (classified under prepaid expenses and other current assets)
Aeries Technology Products And Strategies Private Limited (e)	50	57
Investment in 0.001% Series-A Redeemable preference share
Aeries Financial Technologies Private Limited (h)	903	803
Investment in 10% Cumulative redeemable preference shares
Aeries Technology Products And Strategies Private Limited (h)	784	761
Loan from Members of immediate families of Venu Raman Kumar
Mr. Vaibhav Rao (g)	836	845
Loans from affiliates
Aeries Technology Products and Strategies Private Limited (d)	193	-
Loans to affiliates (classified under other assets)
Aeries Financial Technologies Private Limited (f)	105	106
Aeries Technology Products And Strategies Private Limited (e)	337	335

(a)	The Company provided management consulting services to Aark II Pte Ltd under an agreement dated June 21, 2021 and its amendments thereof and to TSLC Pte Ltd under an agreement dated July 12, 2021.
(b)	The Company was in a cost sharing arrangement with Aeries Financial Technologies Private Ltd and Bhanix Finance and Investment Ltd under separate agreements dated April 1, 2020. The cost sharing arrangement included costs in the areas of office management, IT and operations. The agreements are for a 36-month term with auto renewals after the original term.
(c)	The Company availed consulting services including implementation services in business restructuring, risk management, feasibility studies, mergers & acquisitions etc. from Ralak Consulting LLP vide agreement dated April 01, 2022.
(d)	The Company incurred interest expense in relation to loans taken from ATPSPL, which were borrowed to meet working capital requirements. The loans were for a 3-year term and were issued at an interest rate of 12% per annum.
(e)	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 12% per annum.
(f)	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 15-17% per annum.
(g)	The Company obtained a loan at 10% interest rate from Vaibhav Rao for business purposes. The agreement shall remain valid until the principal amount along with interest is fully repaid. The principal amount of the loan was outstanding in entirety as of the nine month ended December 31, 2023 and 2022.
(h)	This amount represents investments in affiliates. The Company earned interest income on its investments in affiliates.
(i)	The Company availed management consulting services from ATPSPL under agreements dated March 20, 2020 and April 1, 2021.
(j)	ATPSPL gave corporate guarantee of INR 240,000 (or approximately $2,888 at the exchange rate in effect on December 31, 2023) on behalf of the Company towards the revolving credit facility availed. ATPSPL charges a corporate guarantee commission of 0.5% on the total corporate guarantee given. The guarantee was withdrawn during the nine month ended December 31, 2023.